UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number        811-04226
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                    Principal Government Securities Income Fund, Inc.
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               (Exact name of registrant as specified in charter)

711 High Street, Des Moines, Iowa                                50392-2080
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(Address of principal executive offices)                         (Zip code)

    MICHAEL D. ROUGHTON                      Copy to:
    The Principal Financial Group            John W. Blouch, Esq.
    Des Moines, Iowa  50392-0300             Dykema Gossett PLLC
                                             Franklin Square, Suite 300 West
                                             1300 I Street, N.W.
                                             Washington, DC 20005-3306
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   515-248-3842
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Date of fiscal year end:   10/31/2004
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Date of reporting period:  07/01/2004 - 06/30/2005
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Fund Name: Principal Government Securities Income, Inc.
Sub Advisor:  Principal Global Investors, LLC

                                        Meeting    Matter      Proposed by       Did Registrant    Vote    Was Voted For
Issuer               Ticker     Cusip   Date       Voted On    Issuer or S/H?    Vote?             Cast    or Against Management?

No Proxies Voted.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Principal Government Securities Income Fund, Inc.
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By (Signature and Title)    /s/ Arthur S. Filean
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                            Arthur S. Filean
                            Senior Vice President and Secretary

Date              August 29, 2005
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